Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		5 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Mar. 31, 2021
Accounting Policies [Line Items]
Cash		$ 1,295,380	$ 1,186,528
Adjustments to additional paid in capital stock issuance costs		8,619,144
Unrecognized tax benefits		0
Accrued interest and penalties		0
Cash subject to federal depository insurance		250,000	$ 250,000
Offering costs in transaction costs on the Statement of Operations		1,021,001
Offering costs in transaction costs on equity		8,619,144
IPO [Member]
Accounting Policies [Line Items]
Adjustments to additional paid in capital stock issuance costs	$ 9,640,145	9,640,145
Underwriting discount	3,275,524	3,275,524
Deferred underwriting fees	5,732,168	5,732,168
Other offering costs	$ 632,453	$ 632,453
Common Class B [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		267,135